Share-Based Payments	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangements [Abstract]
Share-Based Payments	Share-Based Payments
Description of share-based payment arrangements
The Group had the following share-based payment arrangements.
Company Share Option Plan
A Company Share Option Plan (“CSOP”) was adopted on 7 May 2014 and share options over ordinary shares have been issued under the CSOP plan to certain employees of the Group. Options can be exercised on the fifth anniversary of the date of grant, upon an acquisition of the Company, and upon certain conditions of ceasing employment. In addition, our Board can at its discretion permit the exercise of options upon the admission of shares to a recognised stock exchange or at an earlier time and under such conditions as determined by the Board. The options expire on the tenth anniversary of the date of grant.
Joint Share Ownership Plan
Certain of the Group’s employees have entered into a Joint Share Ownership Plan (“JSOP”) with the EBT, through which the participants have a right to receive any increase in the value of shares above a threshold amount (i) upon a sale of the Company, (ii) following a listing on a recognised stock exchange, when the participant gives a specific notice to the EBT trustee and the Company in respect of the JSOP Shares; (iii) upon the expiry of 25 years from the date of the applicable trust deed; or (iv) upon the participant leaving employment with the Group when the market value of the JSOP Shares is less than the threshold amount. The events referenced in clauses (i)-(iv) above are collectively referred as “Trigger Events.”
On the date of a Trigger Event, the EBT trustee has an option to acquire the beneficial interest belonging to the participant. If the EBT trustee exercises this option, the EBT trustee will then either transfer shares of a value equal to or pay cash to the participant in an amount equal to, the value of the option, calculated according to the terms of the JSOP. If the applicable employee leaves employment with the Group prior to the occurrence of a Trigger Event, the value of the shares is capped at such shares’ fair market value on the employee’s last day of employment and no payment is made until a Trigger Event occurs.
The Group does not have a present obligation to settle in cash and has no history of cash settling options. Therefore, the settlement of the transactions will be accounted for in accordance with the requirements applying to equity-settled share-based compensation transactions, as set forth in IFRS 2. On and from the date of any Trigger Event, and if and for so long as the EBT trustee has not exercised the option referred to above, the EBT trustee will use reasonable endeavours to sell the JSOP Shares and distribute the net proceeds of sale between the EBT trustee and the participant in the proportions calculated according to the terms of the JSOP.
The Trigger event - the listing on the New York Stock Exchange - occurred on 27 July 2018. At 30 June 2025, the EBT held 6,965 shares (30 June 2024: 12,968), out of which 6,965 (30 June 2024: 6,965) are allocated to employee JSOPs. For the year ended 30 June 2025, no awards under the JSOP were exercised (2024: nil) and settled by shares of the EBT, no JSOPs were cancelled (2024: nil) and settled by shares of the EBT, 6,003 options under LTIP were exercised (2024: nil) and settled by shares of the EBT and no options under SAYE were exercised (2024: 258) and settled by shares of the EBT.
The JSOPs expire 25 years following the applicable date of issue.
Long term Incentive Plan
A Company Long Term Incentive Plan (“LTIP”) was adopted on 30 June 2015 under which options or conditional shares are intended to be awarded to certain employees of the Group. Under the LTIP, options or conditional shares can generally be banked over a five-year period subject to the achievement of annual Group performance targets. Once banked, the options become eligible to vest, with vesting occurring over a three-year period following a triggering event, which includes listing on a recognised stock exchange, a sale of the outstanding share capital of the Company or a sale of the assets of the business. The options and conditional shares expire on the earliest of the tenth anniversary of award or five years from the date of vesting.
2018 Equity Incentive Plan
On 16 April 2018, the Board adopted the 2018 Equity Incentive Plan (“EIP”) and approved by the Company shareholders on 3 May 2018. The EIP allows for the grant of equity-based incentive awards to our employees and directors, who are also our employees.
The EIP provides for the grant of options, share appreciation rights, or SAR’s, restricted shares, restricted share units (“RSUs”), performance restricted share units (“PSUs”) and other share-based awards. All awards under the EIP are set forth in award agreements, which detail the terms and conditions of awards, including any applicable vesting and payment terms, change of control provisions and post-termination exercise limitations.
The EIP is administered by the board, which may delegate its duties and responsibilities to one or more committees of our directors and/or officers (referred to as the plan administrator below), subject to certain limitations imposed under the EIP, and other applicable laws and stock exchange rules. The plan administrator has the authority to take all actions and make all determinations under the EIP, to interpret the EIP and award agreements and to adopt, amend and repeal rules for the administration of the EIP as it deems advisable. The plan administrator also has the authority to determine which eligible service providers receive awards, grant awards, set the terms and conditions of all awards under the EIP, including any vesting and vesting acceleration provisions, subject to the conditions and limitations in the EIP.
The plan administrator may select performance criteria for an award to establish performance goals for a performance period. In connection with certain corporate transactions and events affecting our ordinary shares, including a change of control, another similar corporate transaction or event, another unusual or nonrecurring transaction or event affecting us or our financial statements or a change in any applicable laws or accounting principles, the plan administrator has broad discretion to take action under the EIP to prevent the dilution or enlargement of intended benefits, facilitate the transaction or event or give effect to the change in applicable laws or accounting principles. In the event of a change of control where the successor or acquirer entity does not agree to assume, continue or rollover the awards, the awards will vest in full effective immediately prior to the change of control.
During the fiscal year ended 30 June 2025, the Company granted RSUs and PSUs. RSUs and PSUs are contractual promises to deliver our Class A ordinary shares in the future, which may also remain forfeitable unless and until specified conditions are met. The plan administrator may provide that the delivery of the shares underlying RSUs will be deferred on a mandatory basis or at the election of the participant. The terms and conditions applicable to restricted shares, RSUs and PSUs will be determined by the plan administrator, subject to the conditions and limitations contained in the EIP.
During the reporting period, discounted "Share Success" ("SS") options were granted under the EIP to all eligible employees from the Vietnamese subsidiary of the Company.
2018 Sharesave Plan
The Sharesave Plan was originally adopted by our board of directors on 16 April 2018 and approved by our shareholders on 3 May 2018. The Sharesave Plan was originally adopted as a U.K. tax advantaged share option plan that was intended to comply with the requirements of Schedule 3 to the Income Tax (Earnings and Pensions) Act 2003, or Schedule 3.

On 1 March 2025, the Board amended the Sharesave Plan such that it is no longer intended to comply with the requirements of Schedule 3 (there having been no outstanding options subsisting under the 2018 Sharesave Plan at that time) and is instead intended to be used for the grant of options under the Share Success Plan, including the CSOP Sub-Plan thereto. The CSOP Sub-Plan is a U.K. tax advantaged share option plan and that is intended to comply with the requirements of Schedule 4 to the Income Tax (Earnings and Pensions) Act 2003.
The Sharesave Plan provides that the board may require employees to have completed a qualifying period of employment (of up to five years) before they may apply for the grant of an option to purchase Class A ordinary shares. Participation in the Sharesave Plan requires employees to agree to make regular monthly contributions to an approved savings contract of three or five years (or such other period permitted by the governing legislation). These requirements do not apply to options granted under the Share Success Plan.

No options to purchase Class A ordinary shares may be granted under the Sharesave Plan more than 10 years after the Sharesave Plan has been approved by shareholders.
During the reporting period, discounted options were granted under the Share Success Plan (a sub-plan to the Sharesave Plan) to all eligible employees at the prescribed eligibility date, other than the U.K. employees which were granted under a CSOP sub-plan to the Share Success Plan. These options are disclosed separately from other awards under the Sharesave Plan and CSOP.
Options granted under the Share Success Plan will normally be exercisable for a seven-years period from the end of the three-year vesting period, subject to any variations required for compliance with local laws. Any options not exercised within the relevant exercise period will be considered as expired.
Movements during the year
The number and the weighted-average exercise prices of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS
Options outstanding at 1 July 2024	—	6,965	25,687	1,591,672	2,729	2,697,664
Options granted during the year	—	—	—	2,258,950	—	2,071,531
Options exercised during the year	—	—	(24,462)	(473,456)	—	—
Options forfeited during the year	—	—	(1,225)	(1,489,769)	—	(595,658)
Options expired during the year	—	—	—	—	(2,729)	(302,480)
Options outstanding at 30 June 2025	—	6,965	—	1,887,397	—	3,871,057

Options outstanding at 1 July 2023	5,845	6,965	29,012	904,825	345,845	1,465,971
Options granted during the year	—	—	—	1,782,074	—	1,666,502
Options exercised during the year	(5,845)	—	(3,325)	(397,562)	(165,700)	(84)
Options forfeited during the year	—	—	—	(697,665)	(14,859)	(434,725)
Options expired during the year	—	—	—	—	(162,557)	—
Options outstanding at 30 June 2024	—	6,965	25,687	1,591,672	2,729	2,697,664

Options outstanding at 1 July 2022	5,845	34,075	96,324	1,158,575	598,614	445,491
Options granted during the year	—	—	—	536,814	—	1,212,215
Options exercised during the year	—	(27,110)	(64,312)	(522,661)	(217,684)	—
Options forfeited during the year	—	—	(3,000)	(267,903)	(35,085)	(191,735)
Options outstanding at 30 June 2023	5,845	6,965	29,012	904,825	345,845	1,465,971

Weighted average exercise price 30 June 2025 - £	—	—	—	—	—	27.89
Weighted average exercise price 30 June 2024 - £	—	—	—	—	39.70	49.87
Weighted average exercise price 30 June 2023 - £	0.90	—	—	—	39.78	64.55
Weighted average share price at exercise date 2025 - £	—	—	21.40	19.33	—	—
Weighted average share price at exercise date 2024 - £	24.63	—	21.48	39.72	55.94	56.18
Weighted average share price at exercise date 2023 - £	—	61.90	57.41	57.55	58.25	—
Weighted average contractual life 2025 - years	0	11	0	3	0	5
Weighted average contractual life 2024 - years	0	12	1	2	0	5
Weighted average contractual life 2023 - years	1	13	2	2	1	6
Options expired during the year refers to options for which the holder did not exercise during the exercise window. There were 2,729 share options which expired under Sharesave Plan during the year ended 30 June 2025 (2024: 162,557) and 302,480 share options which expired under Share Success Plan during the year ended 30 June 2025 (2024: nil).
The Share Success Plan was launched in 2021. The Plan matured in December 2024, however, the IT industry has seen a significant downturn and the share price recorded a considerable decrease. For the 2021 plan to become profitable, the Endava share price needed to be significantly higher than the option price of $124.20 fixed when the plan was lunched. Therefore, the Board of Directors have taken the decision to amend the exercise window such that any unexercised options in the 2021 Share Success Plan expired on 31 January 2025. There was no impact on the fair value and the charge recognised, as the Plan was vested at that moment and all the charge was already recognised.
As of 30 June 2025, nil (2024: 28,416) share options were exercisable under the Company’s equity compensation plans.
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs:

	2025	2024	2023
Exercise price	£0.00 - £16.67	£0.00 - £39.02	£0.00 - £55.05
Risk free rate	3.93%	4.49%	4.23%
Expected volatility	54.98%	50.10%	50.36%
Expected dividends	—	—	—
Fair value of option	£8.39 - £28.85	£20.77 - £56.41	£33.56 - £72.71
A small portion of the options granted in the reporting period would vest upon fulfillment of market-based performance conditions. Their fair value has been determined using a Monte Carlo option pricing model. Expected volatility is based on the historical volatility of the Company’s share price.
For the year ended 30 June 2025, the Group recognised £32.0 million (2024: £34.7 million; 2023: £31.1 million) of share-based compensation expense in respect of the above share option schemes. The share-based compensation expense is presented under allocated cost of sales and selling, general and administrative expenses on the face of the statement of comprehensive income.